Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net earnings per share
	September 30, 2022	September 30, 2021	September 30, 2020
	US$	US$	US$
Numerator:
Net Income attributable to ordinary shareholders—basic and diluted	(6,071,229)	(1,084,313)	1,011,555

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	11,010,240	9,160,447	7,938,000

Earning per share attributable to ordinary shareholders —basic and diluted	(0.55)	(0.12)	0.13